Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	333-248059
Entity Registrant Name	SYBLEU INC.
Entity Central Index Key	0001818674
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	4700 Spring Street
Entity Address, Address Line Two	St 304
Entity Address, City or Town	La Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91942
City Area Code	(619)
Local Phone Number	227-9192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false